UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)
________

J. Garrett Stevens
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Name and address of agent for service)

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2015

Date of reporting period: July 31, 2014

Item 1.  Schedule of Investments

VelocityShares
Schedule of Investments ● Equal Risk Weighted Large Cap ETF ● July 31, 2014 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.9%

Consumer Discretionary — 12.0%
Amazon.com*	9	$2,817
AutoNation*	210	11,197
AutoZone*	31	16,028
Bed Bath & Beyond*	259	16,392
Best Buy	426	12,665
BorgWarner	79	4,918
Cablevision Systems, Cl A	823	15,818
CarMax*	242	11,812
Carnival, Cl A	351	12,713
CBS, Cl B	105	5,967
Chipotle Mexican Grill, Cl A*	22	14,795
Coach	681	23,535
Comcast, Cl A	366	19,665
Darden Restaurants	235	10,986
Delphi Automotive	104	6,947
DIRECTV*	153	13,166
Discovery Communications, Cl A*	151	12,867
Dollar General*	347	19,165
Dollar Tree*	264	14,380
DR Horton	588	12,172
Expedia	72	5,718
Family Dollar Stores	252	18,837
Ford Motor	474	8,067
Fossil Group*	99	9,702
GameStop, Cl A	746	31,310
Gannett	239	7,820
Gap	234	9,386
Garmin	175	9,632
General Motors	210	7,102
Genuine Parts	81	6,708
Goodyear Tire & Rubber	202	5,084
Graham Holdings, Cl B	26	17,830
H&R Block	324	10,410
Harley-Davidson	124	7,666
Harman International Industries	127	13,786
Hasbro	229	11,441
Home Depot	148	11,966
Interpublic Group of	460	9,067
Johnson Controls	106	5,008
Kohl's	172	9,209
L Brands	133	7,710
Leggett & Platt	263	8,626
Lennar, Cl A	338	12,246
Lowe's	306	14,642
Macy's	201	11,616
Marriott International, Cl A	135	8,736
Mattel	359	12,717
McDonald's	523	49,455
Michael Kors Holdings*	128	10,430
Mohawk Industries*	77	9,607
Netflix*	33	13,950
Newell Rubbermaid	306	9,939
News, Cl A*	443	7,819
NIKE, Cl B	108	8,330
Nordstrom	190	13,154

Description	Shares	Fair Value

Omnicom Group	149	$10,428
O'Reilly Automotive*	68	10,200
PetSmart	502	34,206
Priceline Group*	12	14,909
PulteGroup	532	9,390
PVH	157	17,298
Ralph Lauren, Cl A	67	10,443
Ross Stores	201	12,944
Scripps Networks Interactive, Cl A	99	8,158
Staples	1,462	16,944
Starbucks	158	12,273
Starwood Hotels & Resorts Worldwide	84	6,454
Target	253	15,076
Tiffany	74	7,223
Time Warner	108	8,966
Time Warner Cable	109	15,816
TJX	209	11,138
Tractor Supply	111	6,901
TripAdvisor*	31	2,940
Twenty-First Century Fox, Cl A	273	8,649
Under Armour, Cl A*	212	14,151
Urban Outfitters*	342	12,220
VF	207	12,683
Viacom, Cl B	81	6,696
Walt Disney	75	6,441
Whirlpool	54	7,702
Wyndham Worldwide	107	8,084
Wynn Resorts	33	7,036
Yum! Brands	145	10,063
		998,163
Consumer Staples — 9.2%
Altria Group	439	17,823
Archer-Daniels-Midland	301	13,966
Avon Products	724	9,557
Brown-Forman, Cl B	155	13,431
Campbell Soup	323	13,434
Clorox	376	32,663
Coca-Cola	531	20,863
Coca-Cola Enterprises	227	10,317
Colgate-Palmolive	306	19,400
ConAgra Foods	3,829	115,368
Constellation Brands, Cl A*	133	11,073
Costco Wholesale	165	19,394
CVS Caremark	152	11,607
Dr Pepper Snapple Group	295	17,334
Estee Lauder, Cl A	197	14,471
General Mills	306	15,346
Hershey	276	24,329
Hormel Foods	243	10,998
JM Smucker	123	12,256
Kellogg	308	18,428
Keurig Green Mountain	62	7,395
Kimberly-Clark	332	34,485
Kraft Foods Group	259	13,879
Kroger	288	14,106
Lorillard	342	20,684
McCormick	208	13,682
Mead Johnson Nutrition, Cl A	92	8,412

VelocityShares
Schedule of Investments ● Equal Risk Weighted Large Cap ETF ● July 31, 2014 (Unaudited)

Description	Shares	Fair Value

Molson Coors Brewing, Cl B	153	$10,332
Mondelez International, Cl A	326	11,736
Monster Beverage*	132	8,443
PepsiCo	296	26,078
Philip Morris International	154	12,630
Procter & Gamble	496	38,351
Reynolds American	305	17,034
Sysco	444	15,846
Tyson Foods, Cl A	627	23,331
Walgreen	105	7,221
Wal-Mart Stores	251	18,469
Whole Foods Market	957	36,576
		760,748
Energy — 10.6%
Anadarko Petroleum	130	13,891
Apache	127	13,038
Baker Hughes	142	9,765
Cabot Oil & Gas	3,045	100,333
Cameron International*	162	11,487
Chesapeake Energy	791	20,859
Chevron	106	13,699
Cimarex Energy	44	6,117
ConocoPhillips	172	14,190
CONSOL Energy	257	9,977
Denbury Resources	781	13,238
Devon Energy	157	11,854
Diamond Offshore Drilling	363	16,985
Ensco, Cl A	201	10,181
EOG Resources	84	9,193
Equities	159	14,917
Exxon Mobil	122	12,071
FMC Technologies*	232	14,106
Halliburton	98	6,761
Helmerich & Payne	87	9,245
Hess	102	10,096
Kinder Morgan	588	21,156
Marathon Oil	319	12,361
Marathon Petroleum	232	19,367
Murphy Oil	186	11,556
Nabors Industries	268	7,279
National Oilwell Varco	188	15,235
Newfield Exploration*	201	8,100
Noble	388	12,171
Noble Energy	114	7,580
Occidental Petroleum	110	10,748
ONEOK	267	17,203
Peabody Energy	1,120	16,990
Phillips 66	120	9,733
Pioneer Natural Resources	26	5,758
QEP Resources	594	19,632
Range Resources	380	28,724
Rowan, Cl A	439	13,398
Schlumberger	102	11,056
Southwestern Energy*	5,187	210,488
Spectra Energy	468	19,151
Tesoro	316	19,447
Transocean	274	11,053
Valero Energy	233	11,836

Description	Shares	Fair Value

Williams	387	$21,916
		883,941
Financials — 17.4%
ACE	125	12,513
Affiliated Managers Group*	26	5,180
Aflac	153	9,140
Allstate	190	11,106
American Express	71	6,248
American International Group	140	7,277
American Tower, Cl A‡	162	15,291
Ameriprise Financial	45	5,382
Aon	72	6,074
Apartment Investment & Management, Cl A‡	615	21,021
Assurant	169	10,708
AvalonBay Communities‡	298	44,128
Bank of America	730	11,133
Bank of New York Mellon	298	11,634
BB&T	353	13,068
Berkshire Hathaway, Cl B*	94	11,790
BlackRock, Cl A	23	7,009
Boston Properties‡	206	24,607
Capital One Financial	111	8,829
CBRE Group, Cl A*	404	12,459
Charles Schwab	184	5,106
Chubb	131	11,359
Cincinnati Financial	328	15,095
Citigroup	178	8,706
CME Group, Cl A	172	12,717
Comerica	163	8,192
Discover Financial Services	131	7,999
E*TRADE Financial*	205	4,309
Equity Residential‡	360	23,274
Essex Property Trust‡	106	20,094
Fifth Third Bancorp	562	11,510
Franklin Resources	114	6,173
General Growth Properties‡	479	11,194
Genworth Financial, Cl A*	353	4,624
Goldman Sachs Group	47	8,125
Hartford Financial Services Group	180	6,149
HCP‡	4,957	205,864
Health Care ‡	4,005	254,838
Host Hotels & Resorts‡	409	8,892
Hudson City Bancorp	1,206	11,758
Huntington Bancshares	791	7,768
Intercontinental Exchange	58	11,149
Invesco	163	6,134
JPMorgan Chase	161	9,285
KeyCorp	495	6,702
Kimco Realty‡	555	12,421
Legg Mason	104	4,935
Leucadia National	304	7,512
Lincoln National	103	5,396
Loews	281	11,839
M&T Bank	110	13,365
Macerich‡	205	13,327
Marsh & McLennan	145	7,362
McGraw Hill Financial	101	8,102
MetLife	104	5,470

VelocityShares
Schedule of Investments ● Equal Risk Weighted Large Cap ETF ● July 31, 2014 (Unaudited)

Description	Shares	Fair Value

Moody's	78	$6,786
Morgan Stanley	228	7,374
NASDAQ OMX Group	309	13,037
Northern Trust	180	12,040
People's United Financial	971	14,099
Plum Creek Timber‡	307	12,700
PNC Financial Services Group	120	9,907
Principal Financial Group	111	5,515
Progressive	543	12,728
Prologis‡	322	13,141
Prudential Financial	64	5,566
Public Storage‡	124	21,280
Regions Financial	745	7,554
Simon Property Group‡	95	15,978
State Street	96	6,762
SunTrust Banks	269	10,236
T Rowe Price Group	80	6,213
Torchmark	164	8,649
Travelers	152	13,613
Unum Group	182	6,248
US Bancorp	281	11,810
Ventas‡	2,038	129,413
Vornado Realty Trust‡	141	14,949
Wells Fargo	219	11,147
Weyerhaeuser‡	516	16,161
XL Group, Cl A	300	9,672
Zions Bancorporation	279	8,041
		1,441,961
Health Care — 9.4%
Abbott Laboratories	225	9,477
AbbVie	127	6,647
Actavis*	31	6,642
Aetna	177	13,723
Agilent Technologies	164	9,199
Alexion Pharmaceuticals*	35	5,565
Allergan	63	10,449
AmerisourceBergen, Cl A	142	10,921
Amgen	68	8,663
Baxter International	308	23,004
Becton Dickinson	88	10,229
Biogen Idec*	19	6,353
Boston Scientific*	788	10,071
Bristol-Myers Squibb	159	8,049
Cardinal Health	111	7,953
CareFusion*	263	11,517
Celgene*	74	6,449
Cerner*	133	7,342
Cigna	425	38,267
Covidien	169	14,620
CR Bard	69	10,297
DaVita HealthCare Partners*	189	13,313
DENTSPLY International	233	10,816
Edwards Lifesciences*	223	20,126
Eli Lilly	240	14,654
Express Scripts Holding*	629	43,810
Gilead Sciences*	108	9,887
Hospira*	240	13,313
Humana	110	12,942
Intuitive Surgical*	32	14,642

Description	Shares	Fair Value

Johnson & Johnson	118	$11,811
Laboratory Corp of America Holdings*	205	21,257
McKesson	84	16,116
Medtronic	181	11,175
Merck	417	23,661
Mylan*	152	7,504
Patterson	355	13,849
PerkinElmer	221	10,215
Perrigo	99	14,895
Pfizer	412	11,824
Quest Diagnostics	633	38,676
Regeneron Pharmaceuticals*	25	7,906
St. Jude Medical	119	7,758
Stryker	128	10,210
Tenet Healthcare*	491	25,910
Thermo Fisher Scientific	67	8,140
UnitedHealth Group	202	16,372
Varian Medical Systems*	142	11,665
Vertex Pharmaceuticals*	139	12,358
Waters*	131	13,551
WellPoint	310	34,041
Zimmer Holdings	108	10,807
Zoetis, Cl A	1,604	52,788
		781,429
Industrials — 7.7%
3M	63	8,876
ADT	548	19,070
AMETEK	130	6,330
Boeing	59	7,108
Caterpillar	160	16,120
CH Robinson Worldwide	430	29,008
Cintas	152	9,515
CSX	364	10,891
Cummins	37	5,157
Danaher	108	7,979
Deere	212	18,043
Delta Air Lines	141	5,282
Dover	71	6,089
Dun & Bradstreet	111	12,214
Eaton	92	6,249
Emerson Electric	145	9,229
Equifax	189	14,381
Expeditors International of Washington	413	17,833
Fastenal	226	10,023
FedEx	58	8,519
Flowserve	83	6,145
Fluor	88	6,412
General Dynamics	88	10,276
General Electric	365	9,180
Honeywell International	99	9,091
Illinois Tool Works	102	8,402
Ingersoll-Rand	102	5,997
Iron Mountain	651	21,815
Jacobs Engineering Group*	197	10,010
Joy Global	148	8,771
Kansas City Southern	63	6,871
L-3 Communications Holdings, Cl 3	97	10,181

VelocityShares
Schedule of Investments ● Equal Risk Weighted Large Cap ETF ● July 31, 2014 (Unaudited)

Description	Shares	Fair Value

Lockheed Martin	64	$10,686
Masco	345	7,176
Nielsen	155	7,147
Norfolk Southern	252	25,618
Northrop Grumman	64	7,889
PACCAR	95	5,916
Pall	89	6,895
Parker Hannifin	48	5,518
Pentair	99	6,343
Pitney Bowes	375	10,147
Precision Castparts	27	6,178
Quanta Services*	214	7,167
Raytheon	132	11,982
Republic Services, Cl A	346	13,124
Robert Half International	165	8,027
Rockwell Automation	65	7,258
Rockwell Collins	104	7,620
Roper Industries	70	10,085
Ryder System	82	7,063
Snap-on	50	6,010
Southwest Airlines	294	8,314
Stanley Black & Decker	83	7,258
Stericycle*	183	21,530
Textron	145	5,274
Tyco International	227	9,795
Union Pacific	173	17,007
United Parcel Service, Cl B	123	11,942
United Technologies	69	7,255
Waste Management	404	18,136
WW Grainger	29	6,819
Xylem	184	6,493
		638,739
Information Technology — 11.7%
Accenture, Cl A	118	9,355
Adobe Systems*	84	5,805
Akamai Technologies*	91	5,371
Alliance Data Systems*	22	5,770
Altera	285	9,325
Amphenol, Cl A	101	9,713
Analog Devices	210	10,422
Apple	315	30,105
Applied Materials	368	7,713
Autodesk*	103	5,495
Automatic Data Processing	110	8,944
Avago Technologies, Cl A	101	7,007
Broadcom, Cl A	256	9,795
CA	255	7,364
Cisco Systems	899	22,682
Citrix Systems*	160	10,837
Cognizant Technology Solutions, Cl A*	136	6,671
Computer Sciences	200	12,478
Corning	430	8,450
eBay*	267	14,097
Electronic Arts*	1,010	33,936
EMC	443	12,980
F5 Networks*	221	24,882
Facebook, Cl A*	97	7,047

Description	Shares	Fair Value

Fidelity National Information Services	130	$7,332
First Solar*	115	7,257
Fiserv*	145	8,942
FLIR Systems	249	8,287
Google, Cl A*	11	6,375
Google, Cl C*	11	6,288
Harris	115	7,851
Hewlett-Packard	421	14,992
Intel	412	13,963
International Business Machines	81	15,525
Intuit	107	8,771
Jabil Circuit	367	7,325
Juniper Networks	10,564	248,677
KLA-Tencor	129	9,222
Lam Research	108	7,560
Linear Technology	218	9,622
MasterCard, Cl A	84	6,229
Microchip Technology	200	9,004
Micron Technology*	200	6,110
Microsoft	331	14,286
Motorola Solutions	261	16,620
NetApp	559	21,712
NVIDIA	444	7,770
Oracle	226	9,128
Paychex	255	10,458
QUALCOMM	206	15,182
Red Hat*	149	8,660
salesforce.com inc*	148	8,029
SanDisk	76	6,970
Seagate Technology	229	13,419
Symantec	1,722	40,743
TE Connectivity	145	8,974
Teradata*	161	6,788
Texas Instruments	177	8,186
Total System Services	258	8,256
VeriSign*	322	17,404
Visa, Cl A	41	8,651
Western Digital	115	11,480
Western Union	499	8,717
Xerox	533	7,068
Xilinx	228	9,378
Yahoo!*	163	5,837
		969,292
Materials — 3.7%
Air Products & Chemicals	50	6,598
Airgas	100	10,692
Alcoa	716	11,735
Allegheny Technologies	265	9,977
Avery Dennison	146	6,893
Ball	222	13,600
Bemis	306	11,937
CF Industries Holdings	37	9,263
Dow Chemical	203	10,367
Eastman Chemical	100	7,878
Ecolab	89	9,659
EI du Pont de Nemours	160	10,290
FMC	138	9,000
Freeport-McMoRan, Cl B	223	8,300

VelocityShares
Schedule of Investments ● Equal Risk Weighted Large Cap ETF ● July 31, 2014 (Unaudited)

Description	Shares	Fair Value

International Flavors & Fragrances	74	$7,473
International Paper	241	11,448
LyondellBasell Industries, Cl A	87	9,244
Martin Marietta Materials	71	8,820
MeadWestvaco	196	8,193
Monsanto	105	11,874
Mosaic	220	10,144
Newmont Mining	1,355	33,753
Nucor	183	9,191
Owens-Illinois*	210	6,550
PPG Industries	41	8,133
Praxair	77	9,867
Sealed Air	170	5,460
Sherwin-Williams	44	9,074
Sigma-Aldrich	124	12,452
Vulcan Materials	150	9,470
		307,335
Telecommunication Services — 2.0%
AT&T	1,265	45,021
CenturyLink	607	23,819
Crown Castle International‡	165	12,240
Frontier Communications	3,889	25,473
Verizon Communications	746	37,613
Windstream Holdings	2,126	24,364
		168,530
Utilities — 16.2%
AES	1,013	14,800
AGL Resources	744	38,420
Ameren	1,413	54,330
American Electric Power	589	30,622
CenterPoint Energy	1,062	25,828
CMS Energy	1,250	36,162
Consolidated Edison	869	48,742
Dominion Resources	485	32,805
DTE Energy	378	27,904
Duke Energy	1,454	104,877
Edison International	499	27,345
Entergy	1,352	98,466
Exelon	1,690	52,525
FirstEnergy	1,487	46,409
Integrys Energy Group	439	28,781
NextEra Energy	927	87,036
NiSource	609	22,947
Northeast Utilities	1,502	65,938
NRG Energy	433	13,406
PG&E	1,101	49,182
Pinnacle West Capital	440	23,536
PPL	1,667	54,994
Public Service Enterprise Group	1,528	53,740
SCANA	706	35,921
Sempra Energy	310	30,910
Southern	2,729	118,139
TECO Energy	2,285	39,896
Wisconsin Energy	1,101	47,982
Xcel Energy	1,064	32,771
		1,344,414

Description	Face Amount	Fair Value

Total Common Stock
(Cost $8,380,605)		$8,294,552
TIME DEPOSITS — 8.4%
Brown Brothers Harriman
0.030%, 08/01/14	$692,850	692,850
Total Time Deposits
(Cost $692,850)		8,987,402

Total Investments - 108.3%
(Cost $9,073,455)†		$8,987,402

Percentages are based on Net Assets of $8,300,008.

* — Non-income producing security.
‡ —Real Estate Investment Trust.
Cl — Class
NASDAQ — National Association of Securities Dealers Automated Quotations

The following is a list of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,294,552	$—	$—	$8,294,552
Time Deposits	—	692,850	—	692,850
Total Investments in Securities	$8,294,552	$692,850	$—	$8,987,402

For the period ended July 31, 2014, there have been no transfers between Level 1 or Level 2 assets and liabilities.

For the period ended July 31, 2014, there have been no transfers between Level 2 or Level 3 assets and liabilities.

For the period ended July 31, 2014, there were no Level 3 investments.

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $9,073,455 and the unrealized appreciation and depreciation were $201,119 and $(287,172), respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

VEL-QH-001-0300

Item 2.  Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date:  September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date:  September 25, 2014

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer and Secretary

Date:  September 25, 2014